Capital structure and financial items - Derivative financial instruments - Expected Timing of Income Statement Impact (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative financial instruments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Recognised in Other comprehensive income, asset	kr 44	kr 2,072
Derivative financial instruments | Cash flow hedges
Disclosure of maturity analysis for derivative financial liabilities [line items]
Recognised in Other comprehensive income, asset	44	2,072
Derivative financial instruments | Cash flow hedges | 0-12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Recognised in Other comprehensive income, asset	44	2,072
Derivative financial instruments | Cash flow hedges | More than 12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Recognised in Other comprehensive income, asset	0	0
Derivative financial instruments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Recognised in Other comprehensive income, liability	1,721	45
Derivative financial instruments | Cash flow hedges
Disclosure of maturity analysis for derivative financial liabilities [line items]
Recognised in Other comprehensive income, liability	1,721	45
Derivative financial instruments | Cash flow hedges | 0-12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Recognised in Other comprehensive income, liability	1,721	45
Derivative financial instruments | Cash flow hedges | More than 12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Recognised in Other comprehensive income, liability	kr 0	kr 0